DERIVATIVE LIABILITY (Tables)	9 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants

At the date of issuance and as of December 31, 2012, the derivative liabilities valued using a probability weighted average Black-Scholes pricing model with the following assumptions:

Warrants:

	December 31, 2012	At Date of Issuance
Exercise Price	$0.63 - $0.70	$0.63 - $0.70
Stock Price	$0.32	$0.50

Risk-free interest rate	0.25%	0.25%
Expected volatility	143.20%	198.75%
Expected life (in years)	4.8 years	5.0 years
Expected dividend yield	0	0

Fair Value:	$289,137	$523,458